EMPLOYEE RETIREMENT PLAN	9 Months Ended
Sep. 30, 2011
EMPLOYEE RETIREMENT PLAN
16.  EMPLOYEE RETIREMENT PLAN

On January 1, 2009, Cellectar adopted a Safe Harbor defined contribution plan under Section 401(k) of the Internal Revenue Code which covered eligible employees who meet minimum age requirements and allowed participants to contribute a portion of their annual compensation on a pre-tax basis.  Cellectar contributed 3% of each participant’s compensation.  Contributions made for the years ended December 31, 2010 and 2009 were $23,000 and $56,000, respectively.  Cellectar paid administrative expenses for the plan of $3,300 and $2,800 for the years ended December 31, 2010 and 2009, respectively.  The plan was canceled effective August 30, 2010.

Following the Acquisition, the Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code which allows eligible employees who meet minimum age requirements to contribute a portion of their annual compensation on a pre-tax basis.  The Company has not made any matching contributions under this plan.